Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory

Note 4 – Inventory

Inventories are stated at the lower of cost or net realizable value. Cost is determined on a standard cost basis that approximates the first-in, first-out (FIFO) method. Appropriate consideration is given to obsolescence, excessive levels, deterioration, and other factors in evaluating net realizable value. Our cannabis products consist of cannabis flower grown in-house, along with produced extracts. Inventory consisted of the following at June 30, 2022 and December 31, 2021, respectively.

	June 30,	December 31,
	2022	2021
Raw materials	$25,105	$31,233
Work in progress	105,805	81,182
Finished goods	206,096	108,246
	337,006	220,661
Less obsolescence	(21,284)	(22,066)
Total inventory	$315,722	$198,595

Note 6 – Inventory

Inventories are stated at the lower of cost or net realizable value. Cost is determined on a standard cost basis that approximates the first-in, first-out (FIFO) method. Appropriate consideration is given to obsolescence, excessive levels, deterioration, and other factors in evaluating net realizable value. Our cannabis products consist of cannabis flower grown in-house, along with produced extracts. Inventory consisted of the following at December 31, 2021 and 2020, respectively.

	December 31,	December 31,
	2021	2020
Raw materials	$31,233	$27,514
Work in progress	81,182	181,272
Finished goods	108,246	104,673
	220,661	313,459
Less obsolescence	(22,066)	(46,307)
Total inventory	$198,595	$267,152